LITIGATION	12 Months Ended
Dec. 31, 2011
LITIGATION

NOTE 28. LITIGATION

(a) Class Action

In December 2001, a class action lawsuit was filed in the United States District Court for the Southern District of New York (“District Court”) against our Company in connection with the initial public offering of our stock.

The complaint alleged that we violated Section 11 and Section 15 of the Securities Exchange Act of 1933 and Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder. In October 2002, plaintiffs voluntarily dismissed the individual defendants without prejudice. On February 19, 2003, the court issued an opinion and order on defendants’ motions to dismiss, which granted the motions in part and denied the motions in part. As to GigaMedia, the Rule 10b-5 claims were dismissed without prejudice, while the Section 11 claims survived the motion. Discovery in the actions commenced.

In June 2004, plaintiffs and issuer defendants, including our Company, presented the executed settlement agreement (the “Issuers’ Settlement”) to the judge during a court conference. Subsequently, plaintiffs and issuer defendants made a motion for preliminary approval of the settlement agreement. The key terms of the Issuers’ Settlement included: 1) the insurers of the issuers would provide an undertaking to guarantee that the plaintiffs would recover a total of $1 billion; 2) the insurers would pay up to $15 million for the notice costs arising from the settlement; 3) the issuers would assign their interest in certain claims against the underwriters to a litigation trust, represented by plaintiffs’ counsel; and 4) the plaintiffs would release all of the settling issuer defendants. That is, if plaintiffs were successful in recovering more than $1 billion from the underwriters, the issuer defendants would not be obligated to pay any additional amounts. If plaintiffs recovered less than $1 billion from the underwriters, the insurers would pay the deficit between $1 billion and the amount received from the underwriters.

On February 15, 2005, the judge issued an opinion and order granting preliminary approval to the settlement agreement subject to a narrowing of the proposed bar order as to only contribution claims. On April 24, 2006, the court held a fairness hearing on the proposed Issuers’ Settlement, which was subject to the court’s approval.

On December 5, 2006, the United States Court of Appeals for the Second Circuit issued an opinion vacating the District Court’s class certification in the six focus cases, which do not include the Company. Because the Second Circuit’s opinion was directed to class certification in the focus cases, the opinion’s effect on the proposed class to be certified by the District Court in connection with the Issuers’ Settlement was unclear.

On December 15, 2006, the District Court held a conference with all counsel in the IPO securities class action lawsuit to discuss the impact of the foregoing opinion. In the conference, the District Court agreed to stay all proceedings, including discovery and consideration of the Issuers’ Settlement, pending further decisions from the Second Circuit.

On January 5, 2007, plaintiffs filed a petition in the Second Circuit for rehearing and rehearing en banc regarding the decision on class certification (the “Petition”). On April 6, 2007, the Second Circuit rendered its decision which denied the Petition.

In April, May, and June 2007, the District Court held several conferences to discuss the issues regarding class certification, statute of limitations, the Issuers’ Settlement and discovery. In June 2007, a stipulation terminating the Issuers’ Settlement was submitted to the District Court.

In September 2007, discovery moved forward in the six focus cases, which do not include the Company. Plaintiffs filed amended complaints against the focus case issuer and underwriter defendants and moved for class certification in those actions. In November 2007, the underwriters and issuers filed motions to dismiss the amended complaints in the focus cases.

In December 2007, plaintiffs filed their opposition to defendants’ motions to dismiss. In January 2008, defendants filed their reply briefs in further support of the motions to dismiss.

On or about March 26, 2008, the District Court granted in part and denied in part the motion to dismiss the focus cases. The motion to dismiss was granted only as to claims brought under Section 11 of the Securities Act by plaintiffs who sold their securities for a price in excess of the initial offering price and by those plaintiffs who purchased outside the previously certified class period.

On April 9, 2008, the underwriters filed a motion for reconsideration of the holding in the March 26, 2008 opinion that the Section 11 claims against the focus case issuer was not time barred, on the basis that no Section 11 class in that case was certified in 2004. The issuers joined in that motion on behalf of the focus case issuer by letter to the District Court on April 10, 2008.

In December 2007, the issuers filed their oppositions to class certification in the focus cases. In March 2008, plaintiffs filed their reply brief in further support of class certification. The underwriters and issuers submitted sur-replies in further opposition to class certification on April 22, 2008, addressing issues related to the deposition of the plaintiffs’ expert.

As set forth in Plaintiffs’ Motion For Preliminary Approval of the Settlement and accompanying documents, which were filed on April 2, 2009, after eight years of litigation all parties to the IPO Cases have agreed to settle the actions on a global basis (the “IPO Settlement Agreement”). Pursuant to the IPO Settlement Agreement, the defendants have agreed to pay $586 million in total to settle all 309 IPO Cases, including the GigaMedia action. The agreement to settle was reached after a lengthy mediation followed by months of negotiation to reach agreement on the details. As to our Company’s portion of the settlement payment, our insurance companies are paying the entire settlement amount.

In June 2009, the District Court granted the plaintiffs’ motion for preliminary approval of the IPO Settlement Agreement. Subsequently, in October 2009, the judge granted final approval to the settlement. Certain objectors have filed notices of appeal to the United States Circuit Court for the Second Circuit seeking to reverse or vacate the order granting final approval to the IPO Settlement Agreement. However, no briefs have been filed yet with respect to these appeals.

In January 2010, the IPO Settlement Agreement required that the IPO Securities Litigation Settlement Fund (the “Settlement Fund”) be treated as a Qualified Settlement Fund within the meaning of Treasury Regulation 1.468B-1 and that each transferor of funds to the Settlement Fund provide a statement to the administrators of the Settlement Fund pursuant to Treasury Regulation 1.468B-3(e) by January 31, 2010. Liaison counsel for the issuers has submitted a combined statement on behalf of all such issuers. Six notices of appeal and one petition to appeal the certified class have been filed and all but two of the six have been withdrawn. In October 2010, for the two appeals that were not withdrawn, plaintiffs-appellants filed their opening briefs. The opening briefs challenged the settlement on several grounds, including certification of the classes, the fees, and the expenses awarded to the plaintiffs' counsel. On December 30, 2010, the answering briefs were filed, and on May 17, 2011, the Second Circuit issued a ruling on the two remaining appeals, granting the motion to dismiss one of the appeals, and remanding the other appeal back to the District Court to determine procedural issues relating to standing.

The remaining objector filed an appeal of that decision on September 23, 2011. Plaintiffs moved to dismiss the appeal on October 25, 2011, on the basis of, inter alia, lack of standing. The remaining objector opposed Plaintiffs’ motion on November 3, 2011, and Plaintiffs filed their reply brief on October 14, 2011. This last objector in the IPO Settlement Agreement reached an agreement with the Plaintiffs, and on January 9, 2012, the parties executed a Stipulation of Dismissal, wherein the only pending appeal was withdrawn with prejudice. As a result, the appeals process has now been completed.

We had an insurance policy with American Insurance Group with $10 million of liability coverage when the class action lawsuit was made. We believe that the insurance coverage is sufficient to cover the liability arising from the settlement and claim.

(b) World Series of Poker Litigation

On or about March 21, 2008, Harrah’s License Company, LLC (now Caesars License Company, LLC, the “CLC”) entered into an agreement with UIM, Global Interactive Services, Inc., and Cambridge Interactive Development Corporation regarding certain promotional rights for the 2008, 2009, and 2010 World Series of Poker events (the “Promotional Agreement”). In May 2009, all rights and obligations of Harrah’s License Company, LLC under the Promotional Agreement were assigned to and assumed by Caesars Interactive Entertainment, Inc. (“CIE”).

UIM filed a complaint against Harrah’s License Company, LLC (now CLC) (“UIM Complaint”), in the United States District Court for the District of Nevada, on or about April 1, 2010 (the “UIM Action”). UIM stated claims against Harrah’s for: 1) breach of the Promotional Agreement; 2) breach of the implied covenant of good faith and fair dealing; 3) unjust enrichment; 4) declaratory relief; and 5) injunctive relief. The complaint seeks compensatory damages, a declaration that Harrah’s materially breached the Promotional Agreement and the Promotional Agreement is therefore terminated as of April 1, 2010, an injunction precluding Harrah’s from violating the Promotional Agreement pending the outcome of the litigation, and attorney fees and costs.

Harrah’s Interactive Entertainment, Inc. (now CIE) filed a complaint against UIM and GigaMedia Limited (“Caesars Complaint”) in the United States District Court for the District of Nevada, on or about April 27, 2010 (the “Caesars Action”). Harrah’s Interactive Entertainment, Inc. (now CIE) stated claims against UIM for: 1) breach of the Promotional Agreement; 2) breach of the implied covenant of good faith and fair dealing; and, 3) unjust enrichment, and included GigaMedia Limited as a defendant for tortious interference with contractual relations.

UIM filed an amended complaint against Harrah’s License Company, LLC (now CLC) (“UIM Amended Complaint”), in the UIM Action, on or about May 14, 2010. UIM asserted a new claim for fraud in the inducement and abandoning its claim for a preliminary injunction.

Everest Gaming Limited filed a complaint for trademark infringement against Harrah’s Interactive Entertainment, Inc. (now CIE) and Harrah’s License Company, LLC (now CLC) (“Everest Complaint”), in the United States District Court for the District of Nevada, on or about June 11, 2010 (the “Everest Action”).

UIM filed an answer to the Caesars Complaint and counterclaims against Harrah’s Interactive Entertainment, Inc. (now CIE) (“UIM Answer and Counterclaim”) in the Caesars Action on or about June 11, 2010.

The UIM Action, the Caesars Action, and the Everest Action (collectively the “Consolidated Action”) were consolidated by order of the Court into one case on or about August 6, 2010.

Harrah’s License Company, LLC (now CLC) filed an answer and affirmative defenses to the UIM Amended Complaint (“CLC Answer”) in the Consolidated Action on or about September 29, 2010. Harrah’s Interactive Entertainment, Inc. (now CIE) filed an answer and affirmative defenses to the UIM Answer and Counterclaim (“CIE Answer”) in the Consolidated Action on or about September 29, 2010. Harrah’s Interactive Entertainment, Inc. (now CIE) filed an answer and affirmative defenses to the Everest Complaint (“CIE Everest Answer”) in the Consolidated Action on or about October 20, 2010.

On December 1, 2010, Mangas Gaming S.A.S. changed its name to BetClic Everest Group. As a result of the name change, BetClic Everest Group bears all rights and obligations formerly held by Mangas Gaming S.A.S. relating to the Actions.

CIE filed an amended complaint against the UIM Parties (“Caesars Amended Complaint”) in the Consolidated Action on or about January 27, 2011. The UIM Parties include Mangas Everest S.A.S., UIM, GigaMedia Limited, Everest Gaming Limited, and BetClic Everest Group.

The UIM Parties filed an answer to Caesars Amended Complaint (“UIM Parties Answer”) in the Consolidated Action on or about February 25, 2011. The UIM Parties filed an amended answer to Caesars Amended Complaint (“UIM Parties Amended Answer”) in the Consolidated Action on or about March 15, 2011.

The Caesars Parties (CIE collectively with CLC) and the UIM Parties entered into a Settlement Agreement and Release on August 12, 2011 whereby the Parties agree to execute and deliver to the United States District Court for the District of Nevada a joint stipulation to dismiss the Consolidated Action with prejudice. The Parties to the Settlement Agreement and Release have also waived all present and future claims, known and unknown, including but not limited to all claims alleged, or that could have been alleged, or that could be alleged, in the Actions or that in any way relate to the Promotional Agreement, and all claims relating to or arising out of any local, state, federal, or foreign statute, ordinance, regulation, order, or common law. The total settlement amount of US$5.75 million, of which GigaMedia was liable for US$2.3 million, has been paid to CIE.

(c) Dispute with the former head of GigaMedia’s online games business in the PRC and former Chief Executive Officer of T2CN (“Wang Ji”)

Due to the dispute related to our Asian online game and service business in the PRC with Wang Ji, the former head of our Asian online game and service business in the PRC, that arose in July 2010, we had been prevented from obtaining and did not have access to the financial information of the T2CN Operating Entities. While we were not aware that there had been any disruption to the ordinary business operations of the T2CN Operating Entities, no dividends or service fees had been declared or paid to the Company since the dispute began.

We believe that Wang Ji currently had in his possession, among other things, the company seals, financial chops and business registration certificates of the T2CN Operating Entities. We had filed lawsuits against Wang Ji in the courts of the PRC, Hong Kong, Singapore and the British Virgin Islands seeking to recover, among other things, the tangible property of T2 Technology, J-Town and T2 Entertainment, including the company seals, financial chops and business certificates. The lawsuits asserted a number of claims, including, among others, breach of fiduciary duty and conversion. In these matters, the Company was seeking to recover, among other things, the tangible property of T2 Technology, J-Town and T2 Entertainment, including the company seals, financial chops and business certificates, and monetary damages.

On December 2, 2011, GigaMedia China Limited, Hornfull Limited, and Hangzhou NewMargin entered into an agreement whereby GigaMedia China Limited agreed to sell all of its ownership interest in T2CN to Hornfull Limited and Hangzhou NewMargin agreed to guarantee the payment and performance of Hornfull Limited under the agreement. On December 14, 2011, the parties completed the sale and purchase of the T2CN shares. Pursuant to the parties' agreement, GigaMedia China Limited sold all of its 43,633,681 shares of T2CN, representing a 67.087% interest in the company, to Hornfull Limited for a cash payment of US$4,738,588. Hornfull Limited also reimbursed GigaMedia China Limited US$789,765 in cash for legal fees incurred by GigaMedia in connection with the T2CN dispute.

Hornfull Limited and Hangzhou NewMargin are private companies incorporated in the British Virgin Islands and the PRC, respectively.

After extensive deliberation and consultation with its valuation expert, and outside legal counsel, GigaMedia’s board of directors concluded that the sale of GigaMedia’s ownership interest in T2CN to Hornfull Limited was in the best interest of GigaMedia's shareholders.

In connection with the sale of its ownership interest in T2CN, GigaMedia has entered into a settlement agreement to resolve all of its civil legal disputes with the former head of its Asian online game and service business in the PRC and former Chief Executive Officer of T2CN, Wang Ji.

On December 2, 2011, GigaMedia, GigaMedia China Limited, T2CN, T2 Entertainment, T2 Technology, J-Town, T2CN Information Technology (Beijing) Co., Ltd. (“T2 Beijing”), T2 Advertisement, Jinyou, Pemberley Pte Ltd. (“Pemberley”), Wang Ji, Chiang Hsiang Jen, Lu Ning, and Ji Min entered into a settlement agreement to resolve all civil litigation related to T2CN and its operating entities in the PRC, Singapore, the United States, the British Virgin Islands, and Hong Kong. The settlement agreement does not resolve any criminal proceedings. On December 14, 2011, the settlement agreement was finalized. As a result of the settlement agreement, each civil action has been or will be withdrawn or dismissed.

Several parties, including the parties to the settlement agreement, have also entered into a waiver and mutual release in which all parties waived all present and future claims, known and unknown, in connection with T2CN and T2CN’s operating entities.